Subsequent Events (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 05, 2023	May 24, 2023	May 19, 2023	Apr. 28, 2023	Mar. 29, 2023	Mar. 10, 2023	Feb. 28, 2023	Feb. 20, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Floor price										$ 11.50	$ 11.50				$ 11.50
Issuance costs												$ 395,200
Exercisable common stock, shares										1,639,566	1,639,566	1,783,531			1,639,566
Weighted average remaining life, granted options						ten-year			ten-year
Number of options outstanding						13,000			100,000	1,993,235	1,993,235	2,106,235			1,993,235
Options outstanding, exercise price						$ 2.26			$ 2.11
Weighted average remaining life, vested options						3 years
Milestone payment description							On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the L&F License or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (“Waiver B”).
Cash payment								$ 398,000
Stock option to purchase
Financial Designation, Predecessor and Successor [Fixed List]										Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Interest rate								2.00%
Cash FDIC insured amount										$ 250,000	$ 250,000				$ 250,000
Estimated useful life										5 years	5 years				5 years
Equipment										$ 52,000	$ 52,000				$ 52,000	$ 52,000
Accumulated depreciation															34,667	$ 24,267
Depreciation											532	$ 2,600		$ 9,869
Company valuation															85,000,000
Operating lease right of use asset										98,371	98,371	$ 76,324			98,371
Accounting Standards Update 2016-02 [Member]
Subsequent Event [Line Items]
Operating lease right of use asset										182,732	182,732				182,732
Operating lease liability										199,642	199,642				199,642
Deferred rent										$ 16,910	$ 16,910				$ 16,910
Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness					$ 351,579		$ 351,579
Cash payment					648,421		$ 648,421
Maturity date							Mar. 31, 2023
Waiver B [Member]
Subsequent Event [Line Items]
Cash payment							$ 500,000
Maturity date							Jan. 31, 2024
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares										863,500	863,500				863,500
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, sponsor												130,000
Issuance costs												$ 13
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to redemption of original PIPE shares amount				$ 10,100,000
Percentage of premium redemption of original PIPE				20.00%
Premium amount of PIPE Shares				$ 1,700,000
Payment of Effectiveness Failure amount				400,000
Remaining PIPE Shares amount				$ 200,000
Common stock floor conversion price per share				$ 2.00
Weighted average remaining life, granted options		ten-year
Number of options outstanding		1,453,107
Options outstanding, exercise price		$ 0.44
Shares vested		150,000
Weighted average remaining life, vested options		3 years
Milestone payment description							On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (‘Waiver B”).
Cash payment								$ 260,000
Minimum waiver amount							$ 30,000,000
Stock option to purchase						13,000			100,000
Stock option exercise price per share						$ 2.26			$ 2.11
Interest rate								2.00%
Subsequent Event [Member] | Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness							351,579
Cash payment					$ 648,421		$ 648,421
Maturity date							Mar. 31, 2023
Subsequent Event [Member] | Waiver B [Member]
Subsequent Event [Line Items]
Cash payment							$ 500,000
Maturity date							Jan. 31, 2024
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Stock option to purchase						5,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock, sponsor				5,062
Floor price				$ 7.00
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, sponsor				11,015,500
Warrants to purchase common shares				11,015,500
Gross proceeds				$ 11,000,000.0
Floor price				$ 1.00
Issuance costs				$ 500,000
Placement fees				$ 400,000
Subsequent Event [Member] | Common Stock [Member] | Consultant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services			380,000
Subsequent Event [Member] | Common Stock [Member] | Pipe Financing [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares				863,500
Floor price				$ 2.00
Exercisable common stock, shares				4,965,125
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock, sponsor	3,044,152